T. ROWE PRICE Credit Opportunities Fund
February 28, 2021 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS
18.9%
(1)
Aerospace & Defense 0.7%
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 3.754%,
4/6/26  199 192
Peraton, FRN, 1M USD LIBOR + 3.75%, 2/1/28 (2) 200 201
Peraton, FRN, 3M USD LIBOR + 0.00%, 2/1/29 (2)(3) 140 140
533
Airlines 0.8%
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 6.25%,
6/21/27  505 538
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 4.75%, 10/20/27  100 106
644
Broadcasting 0.2%
NEP Group, FRN, 3M USD LIBOR + 7.00%, 7.115%, 10/19/26  195 179
179
Chemicals 0.2%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
8.50%, 11/24/28  160 161
161
Consumer Products 0.3%
Life Time, FRN, 1M USD LIBOR + 4.75%, 5.75%, 12/16/24  235 234
234
Energy 1.1%
BCP Raptor, FRN, 3M USD LIBOR + 4.25%, 5.25%, 6/24/24  530 505
Navitas Midstream Midland Basin, FRN, 3M USD LIBOR + 4.50%,
5.50%, 12/13/24  275 273
Stonepeak Lonestar Holdings, FRN, 1M USD LIBOR + 4.50%,
4.726%, 10/19/26  133 133
911
Financial 1.0%
EIG Management, FRN, 3M USD LIBOR + 3.75%, 4.50%, 2/24/25  195 194
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.75%,
4.939%, 2/18/27  582 584
778
Food 1.0%
Bellring Brands, FRN, 1M USD LIBOR + 5.00%, 6.00%, 10/21/24  273 275
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 4.50%, 12/21/27  160 160
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 8.00%,
12/21/28 (2) 325 330
765
Health Care 1.5%
Aldevron, FRN, 1M USD LIBOR + 3.25%, 4.25%, 10/12/26  373 374
athenahealth, FRN, 1M USD LIBOR + 4.25%, 4.703%, 2/11/26  65 65
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 10/1/27 (2) 240 239

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Loire Finco Luxembourg, FRN, 1M USD LIBOR + 3.00%, 3.115%,
1/24/27  269 266
Maravai Intermediate Holdings, FRN, 1M USD LIBOR + 4.25%,
5.25%, 10/19/27  156 157
Verscend Holding, FRN, 1M USD LIBOR + 4.50%, 8/27/25 (2) 70 70
1,171
Information Technology 1.5%
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 8.00%, 12/1/28  65 67
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 8.75%, 7/31/28  100 104
EQT Box Merger Sub, FRN, 1M USD LIBOR + 3.25%, 2/26/28 (2)
(3) 55 55
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 9/13/24 (2) 125 125
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 2/12/29 (2) 215 217
RealPage, FRN, 1M USD LIBOR + 3.25%, 2/18/28 (2) 165 165
RealPage, FRN, 3M USD LIBOR + 0.00%, 2/17/29 (2)(3) 455 464
1,197
Manufacturing 0.5%
Apex Tool Group, FRN, 3M USD LIBOR + 5.25%, 6.50%, 8/1/24  212 212
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 7.25%,
8.25%, 7/18/25  175 175
387
Restaurants 0.4%
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 8.25%, 2/4/28  350 349
349
Satellites 2.5%
Intelsat Jackson Holdings, 8.625%, 1/2/24 (2) 105 107
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 4.75%, 8.00%,
11/27/23 (2) 1,430 1,450
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%, 6.50%,
7/13/22  425 431
1,988
Services 4.2%
EG America, FRN, 3M USD LIBOR + 8.00%, 9.00%, 4/20/26  25 25
Prime Security Services Borrower, FRN, 1M USD LIBOR + 2.75%,
3.50%, 9/23/26  244 244
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 7.115%,
5/29/26  185 184
Sabre GLBL, FRN, 1M USD LIBOR + 4.00%, 4.115%, 12/17/27  70 71
UKG, FRN, 1M USD LIBOR + 6.75%, 7.50%, 5/3/27  2,580 2,661
WW International, FRN, 3M USD LIBOR + 4.75%, 5.50%, 11/29/24  144 143
3,328
Utilities 0.2%
Exgen Renewables IV, FRN, 1M USD LIBOR + 2.75%, 3.75%,
12/15/27  150 150
150

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Wireless Communications 2.8%
Asurion, FRN, 1M USD LIBOR + 3.25%, 3.363%, 7/31/27  560 558
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.365%, 1/31/28 (2) 1,591 1,634
2,192
Total Bank Loans (Cost $14,655) 14,967
COMMON STOCKS
1.8%
Building & Real Estate
0.2%
Camden Property Trust, REIT  2 167
167
Cable Operators
0.2%
Liberty Broadband, Class C (4) 1 149
149
Metals & Mining
0.2%
Constellium (4) 16 209
209
Real Estate Investment Trust Securities
0.3%
American Campus Communities, REIT  3 115
Kilroy Realty, REIT  1 82
Prologis, REIT  — 40
237
Utilities
0.5%
Sempra Energy  1 116
Vistra  15 259
375
Wireless Communications
0.4%
Crown Castle International, REIT  1 145
T-Mobile US (4) 2 184
329
Total Common Stocks (Cost $1,352) 1,466
CONVERTIBLE BONDS
1.1%
Cable Operators 0.2%
DISH Network, 3.375%, 8/15/26  185 175
175
Energy 0.6%
Cheniere Energy, 4.25%, 3/15/45  531 437
437

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trust Securities 0.3%
Blackstone Mortgage Trust, REIT, 4.75%, 3/15/23  240 243
243
Total Convertible Bonds (Cost $821) 855
CONVERTIBLE PREFERRED STOCKS
3.8%
Energy
1.6%
Targa Resources, Series A, 9.50%, Acquisition Date: 10/30/17 -
2/10/21, Cost $1,214 (5)(6) 1 1,264
1,264
Health Care
0.6%
Avantor, Series A, 6.25%, 5/15/22  5 426
Boston Scientific, Series A, 5.50%, 6/1/23  — 48
474
Insurance
0.2%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $167 (4)
(6) — 171
171
Manufacturing
0.2%
Danaher, Series B, 5.00%, 4/15/23  — 190
190
Utilities
1.2%
American Electric Power, 6.125%, 3/15/22  6 288
American Electric Power, 6.125%, 8/15/23  2 101
NextEra Energy, 5.279%, 3/1/23  7 355
Southern, Series A, 6.75%, 8/1/22  4 193
937
Total Convertible Preferred Stocks (Cost $2,790) 3,036
CORPORATE BONDS
69.7%
Aerospace & Defense 1.0%
TransDigm, 6.25%, 3/15/26 (7) 360 379
TransDigm, 7.50%, 3/15/27  100 106
TransDigm, 8.00%, 12/15/25 (7) 275 299
784
Airlines 1.7%
Air Canada, 7.75%, 4/15/21 (7) 173 174
Delta Air Lines, 4.50%, 10/20/25 (7) 160 171
Delta Air Lines, 4.75%, 10/20/28 (7) 165 183

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Delta Air Lines, 7.375%, 1/15/26  225 262
Hawaiian Brand Intellectual Property, 5.75%, 1/20/26 (7) 100 105
Mileage Plus Holdings, 6.50%, 6/20/27 (7) 130 141
United Airlines Holdings, 4.25%, 10/1/22  70 71
United Airlines Holdings, 4.875%, 1/15/25  75 77
United Airlines Holdings, 5.00%, 2/1/24  132 136
1,320
Automotive 4.2%
Adient Global Holdings, 4.875%, 8/15/26 (7) 200 204
Adient U.S., 9.00%, 4/15/25 (7) 150 167
Clarios Global, 6.25%, 5/15/26 (7) 160 170
Clarios Global, 8.50%, 5/15/27 (7) 495 533
Ford Motor, 8.50%, 4/21/23  95 106
Ford Motor, 9.00%, 4/22/25  325 392
Ford Motor, 9.625%, 4/22/30  5 7
Ford Motor Credit, 5.125%, 6/16/25  275 297
Navistar International, 9.50%, 5/1/25 (7) 165 184
Tenneco, 5.00%, 7/15/26  365 343
Tenneco, 7.875%, 1/15/29 (7) 525 587
Tesla, 5.30%, 8/15/25 (7) 299 311
3,301
Broadcasting 4.5%
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (7) 480 485
Clear Channel Worldwide Holdings, 9.25%, 2/15/24  608 634
Diamond Sports Group, 5.375%, 8/15/26 (7) 65 46
Diamond Sports Group, 6.625%, 8/15/27 (7) 155 80
iHeartCommunications, 6.375%, 5/1/26  195 206
iHeartCommunications, 8.375%, 5/1/27  638 674
Lions Gate Capital Holdings, 6.375%, 2/1/24 (7) 155 159
MDC Partners, STEP, 7.50%, 5/1/24 (7) 555 561
Nexstar Broadcasting, 5.625%, 7/15/27 (7) 200 211
Terrier Media Buyer, 8.875%, 12/15/27 (7) 460 491
Urban One, 7.375%, 2/1/28 (7) 70 71
3,618
Building & Real Estate 0.4%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (7) 170 184
Howard Hughes, 5.375%, 8/1/28 (7) 110 116
300
Cable Operators 8.5%
Altice Financing, 5.00%, 1/15/28 (7) 345 345
Altice Financing, 7.50%, 5/15/26 (7) 200 209
Altice France, 8.125%, 2/1/27 (7) 455 496
Altice France Holding, 6.00%, 2/15/28 (7) 585 573
Altice France Holding, 10.50%, 5/15/27 (7) 350 392
CCO Holdings, 4.50%, 8/15/30 (7) 95 98

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
CCO Holdings, 5.00%, 2/1/28 (7) 333 348
CCO Holdings, 5.375%, 6/1/29 (7) 800 861
CCO Holdings, 5.50%, 5/1/26 (7) 310 320
CCO Holdings, 5.875%, 5/1/27 (7) 310 321
CSC Holdings, 6.50%, 2/1/29 (7) 745 821
CSC Holdings, 7.50%, 4/1/28 (7) 625 688
DISH DBS, 7.75%, 7/1/26  145 159
Netflix, 5.375%, 11/15/29 (7) 65 77
Netflix, 5.875%, 11/15/28  215 257
Netflix, 6.375%, 5/15/29  260 322
VTR Finance, 6.375%, 7/15/28 (7) 200 219
Ziggo Bond, 5.125%, 2/28/30 (7) 230 240
6,746
Chemicals 0.5%
Methanex, 5.125%, 10/15/27  82 85
Methanex, 5.25%, 12/15/29  120 123
Methanex, 5.65%, 12/1/44  186 197
405
Conglomerates 0.4%
General Electric, Series D, VR, 3.554% (5) 345 329
329
Consumer Products 0.5%
CD&R Smokey Buyer, 6.75%, 7/15/25 (7) 40 43
Life Time, 5.75%, 1/15/26 (7) 158 161
Life Time, 8.00%, 4/15/26 (7) 80 81
Wolverine World Wide, 6.375%, 5/15/25 (7) 130 139
424
Container 1.5%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (7) 400 400
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (7) 350 346
Trivium Packaging Finance, 5.50%, 8/15/26 (7) 200 209
Trivium Packaging Finance, 8.50%, 8/15/27 (7) 225 241
1,196
Energy 11.2%
Aethon United BR, 8.25%, 2/15/26 (7) 165 172
Archrock Partners, 6.25%, 4/1/28 (7) 145 151
Chesapeake Energy, 5.50%, 2/1/26 (7) 135 140
Chesapeake Energy, 5.875%, 2/1/29 (7) 150 160
Citgo Holding, 9.25%, 8/1/24 (7) 705 693
CITGO Petroleum, 7.00%, 6/15/25 (7) 180 185
Continental Resources, 4.375%, 1/15/28  160 168
Continental Resources, 4.90%, 6/1/44  115 115
Continental Resources, 5.75%, 1/15/31 (7) 230 260
CrownRock, 5.625%, 10/15/25 (7) 60 61
DCP Midstream Operating, 6.75%, 9/15/37 (7) 215 240

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
DCP Midstream Operating, 8.125%, 8/16/30  46 60
EQT, 5.00%, 1/15/29  70 77
EQT, 7.625%, 2/1/25  35 41
EQT, 8.50%, 2/1/30  270 353
Exterran Energy Solutions, 8.125%, 5/1/25  340 309
Hess, 7.30%, 8/15/31  500 641
Hess, 7.875%, 10/1/29  10 13
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (7) 65 67
Matador Resources, 5.875%, 9/15/26  170 165
NGL Energy Operating, 7.50%, 2/1/26 (7) 875 901
NGL Energy Partners, 7.50%, 11/1/23  138 132
NuStar Logistics, 5.75%, 10/1/25  80 85
NuStar Logistics, 6.00%, 6/1/26  300 319
Occidental Petroleum, 5.875%, 9/1/25  125 136
Occidental Petroleum, 7.95%, 6/15/39  90 108
Occidental Petroleum, 8.50%, 7/15/27  300 359
Occidental Petroleum, 8.875%, 7/15/30  820 1,048
Range Resources, 9.25%, 2/1/26  150 163
Seven Generations Energy, 5.375%, 9/30/25 (7) 345 358
Tallgrass Energy Partners, 6.00%, 12/31/30 (7) 220 219
Tallgrass Energy Partners, 7.50%, 10/1/25 (7) 185 196
Targa Resources Partners, 6.50%, 7/15/27  150 161
Targa Resources Partners, 6.875%, 1/15/29  260 288
Transocean Pontus, 6.125%, 8/1/25 (7) 76 73
Transocean Proteus, 6.25%, 12/1/24 (7) 99 94
USA Compression Partners, 6.875%, 9/1/27  205 215
8,926
Entertainment & Leisure 2.6%
Carnival, 7.625%, 3/1/26 (7) 350 368
Carnival, 9.875%, 8/1/27 (7) 245 280
Cedar Fair, 5.25%, 7/15/29  100 100
Cedar Fair, 5.375%, 4/15/27  190 193
Cedar Fair, 6.50%, 10/1/28 (7) 380 401
Royal Caribbean Cruises, 5.25%, 11/15/22  180 184
Royal Caribbean Cruises, 11.50%, 6/1/25 (7) 150 176
SeaWorld Parks & Entertainment, 9.50%, 8/1/25 (7) 140 152
Six Flags Theme Parks, 7.00%, 7/1/25 (7) 80 86
Viking Cruises, 13.00%, 5/15/25 (7) 90 106
2,046
Exploration & Production 0.3%
Apache, 4.875%, 11/15/27  215 226
226
Financial 3.2%
Acrisure, 10.125%, 8/1/26 (7) 310 358
AmWINS Group, 7.75%, 7/1/26 (7) 570 607

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Genworth Mortgage Holdings, 6.50%, 8/15/25 (7) 150 161
HUB International, 7.00%, 5/1/26 (7) 302 315
MGIC Investment, 5.25%, 8/15/28  60 63
Navient, 4.875%, 3/15/28  175 168
Navient, 6.75%, 6/25/25  255 274
Navient, 7.25%, 9/25/23  350 380
OneMain Finance, 6.125%, 3/15/24  25 27
OneMain Finance, 6.875%, 3/15/25  155 174
2,527
Food 0.4%
Chobani, 7.50%, 4/15/25 (7) 275 286
286
Gaming 3.7%
Boyd Gaming, 8.625%, 6/1/25 (7) 105 116
Caesars Entertainment, 8.125%, 7/1/27 (7) 95 103
Caesars Resort Collection, 5.25%, 10/15/25 (7) 135 134
CCM Merger, 6.375%, 5/1/26 (7) 120 127
International Game Technology, 6.25%, 1/15/27 (7) 620 702
International Game Technology, 6.50%, 2/15/25 (7) 400 440
Peninsula Pacific Entertainment, 8.50%, 11/15/27 (7) 215 230
Scientific Games International, 7.00%, 5/15/28 (7) 65 69
Scientific Games International, 7.25%, 11/15/29 (7) 90 97
Scientific Games International, 8.25%, 3/15/26 (7) 185 196
Scientific Games International, 8.625%, 7/1/25 (7) 130 140
Stars Group Holdings, 7.00%, 7/15/26 (7) 145 152
Wynn Macau, 5.625%, 8/26/28 (7) 200 208
Wynn Resorts Finance, 5.125%, 10/1/29 (7) 200 211
2,925
Health Care 6.3%
Avantor Funding, 4.625%, 7/15/28 (7) 215 224
Bausch Health, 7.00%, 3/15/24 (7) 225 230
Bausch Health, 7.00%, 1/15/28 (7) 10 11
Bausch Health, 7.25%, 5/30/29 (7) 516 572
Bausch Health, 9.00%, 12/15/25 (7) 460 501
Bausch Health Americas, 8.50%, 1/31/27 (7) 517 572
Centene, 4.625%, 12/15/29  295 317
CHS, 8.00%, 12/15/27 (7) 200 218
HCA, 5.875%, 2/1/29  305 361
Legacy LifePoint Health, 6.75%, 4/15/25 (7) 240 257
Ortho-Clinical Diagnostics, 7.25%, 2/1/28 (7) 12 13
Ortho-Clinical Diagnostics, 7.375%, 6/1/25 (7) 20 21
Radiology Partners, 9.25%, 2/1/28 (7) 23 25
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (7) 57 61
Tenet Healthcare, 6.125%, 10/1/28 (7) 290 305
Tenet Healthcare, 7.50%, 4/1/25 (7) 310 338

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  875 947
4,973
Information Technology 1.0%
Boxer Parent, 7.125%, 10/2/25 (7) 55 60
Expedia Group, 6.25%, 5/1/25 (7) 140 164
Expedia Group, 7.00%, 5/1/25 (7) 130 144
Veritas U.S., 10.50%, 2/1/24 (7) 400 403
771
Lodging 0.1%
Hilton Domestic Operating, 5.375%, 5/1/25 (7) 30 31
Hilton Domestic Operating, 5.75%, 5/1/28 (7) 35 38
69
Manufacturing 0.3%
Colfax, 6.00%, 2/15/24 (7) 95 98
Colfax, 6.375%, 2/15/26 (7) 140 149
Welbilt, 9.50%, 2/15/24  27 28
275
Metals & Mining 3.2%
Arconic, 6.125%, 2/15/28 (7) 225 239
Big River Steel, 6.625%, 1/31/29 (7) 230 247
Cleveland-Cliffs, 9.875%, 10/17/25 (7) 125 147
Constellium, 6.625%, 3/1/25 (7) 500 509
Freeport-McMoRan, 5.40%, 11/14/34  187 231
Freeport-McMoRan, 5.45%, 3/15/43  245 304
Hecla Mining, 7.25%, 2/15/28  300 325
Hudbay Minerals, 4.50%, 4/1/26 (7) 115 117
Hudbay Minerals, 6.125%, 4/1/29 (7) 120 130
Joseph T. Ryerson & Son, 8.50%, 8/1/28 (7) 189 210
New Gold, 6.375%, 5/15/25 (7) 91 94
2,553
Restaurants 0.8%
Dave & Buster's, 7.625%, 11/1/25 (7) 276 292
Golden Nugget, 6.75%, 10/15/24 (7) 180 183
Yum! Brands, 7.75%, 4/1/25 (7) 180 198
673
Retail 2.0%
L Brands, 6.625%, 10/1/30 (7) 115 129
L Brands, 6.875%, 7/1/25 (7) 30 33
L Brands, 7.50%, 6/15/29  70 79
L Brands, 9.375%, 7/1/25 (7) 180 223
PetSmart, 4.75%, 2/15/28 (7) 380 392
PetSmart, 7.75%, 2/15/29 (7) 580 622
Rent-A-Center, 6.375%, 2/15/29 (7) 85 88
1,566

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Satellites 1.7%
Intelsat Jackson Holdings, 9.50%, 9/30/22 (7) 1,128 1,334
1,334
Services 3.6%
eG Global Finance, 6.75%, 2/7/25 (7) 200 205
eG Global Finance, 8.50%, 10/30/25 (7) 200 212
GFL Environmental, 8.50%, 5/1/27 (7) 25 28
Laureate Education, 8.25%, 5/1/25 (7) 140 147
Presidio Holdings, 8.25%, 2/1/28 (7) 215 237
Prime Security Services Borrower, 5.75%, 4/15/26 (7) 125 135
Prime Security Services Borrower, 6.25%, 1/15/28 (7) 125 130
Sabre GLBL, 7.375%, 9/1/25 (7) 65 70
Sabre GLBL, 9.25%, 4/15/25 (7) 85 101
Shift4 Payments, 4.625%, 11/1/26 (7) 70 73
Staples, 10.75%, 4/15/27 (7) 80 76
Vertical Holdco, 7.625%, 7/15/28 (7) 490 529
Vertical U.S. Newco, 5.25%, 7/15/27 (7) 490 513
WW International, 8.625%, 12/1/25 (7) 365 380
2,836
Supermarkets 1.1%
Albertsons, 4.875%, 2/15/30 (7) 120 124
Albertsons, 5.875%, 2/15/28 (7) 305 324
Albertsons, 7.50%, 3/15/26 (7) 405 442
New Albertsons, 7.45%, 8/1/29  15 18
New Albertsons, 8.00%, 5/1/31  5 6
914
Transportation 0.4%
Watco, 6.50%, 6/15/27 (7) 280 300
300
Utilities 3.0%
Calpine, 5.125%, 3/15/28 (7) 400 402
NRG Energy, 5.25%, 6/15/29 (7) 190 201
NRG Energy, 5.75%, 1/15/28  315 334
NRG Energy, 7.25%, 5/15/26  325 336
Pacific Gas & Electric, 4.75%, 2/15/44  170 181
PG&E, 5.00%, 7/1/28  195 205
PG&E, 5.25%, 7/1/30  220 236
Pike, 5.50%, 9/1/28 (7) 195 203
Vistra Operations, 5.00%, 7/31/27 (7) 23 24
Vistra Operations, 5.50%, 9/1/26 (7) 290 300
2,422
Wireless Communications 1.6%
Sprint, 7.125%, 6/15/24  250 288
Sprint, 7.625%, 2/15/25  660 785

T. ROWE PRICE Credit Opportunities Fund

Par/Shares $ Value
(Amounts in 000s)
Sprint Capital, 6.875%, 11/15/28  170 216
1,289
Total Corporate Bonds (Cost $52,042) 55,334
SHORT-TERM INVESTMENTS
7.3%
Money Market Funds 7.3%
T. Rowe Price Government Reserve Fund, 0.05% (8)(9) 5,812 5,812
Total Short-Term Investments (Cost $5,812) 5,812
Total Investments in Securities 102.6%
(Cost $77,472) $ 81,470
Other Assets Less Liabilities (2.6)% (2,086)
Net Assets 100.0% $ 79,384
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,435 and represents 1.8% of net assets.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $38,609 and represents 48.6% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note

T. ROWE PRICE Credit Opportunities Fund

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. . . .
. . . .
. . .
. . .
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Credit Opportunities Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00%, Quarterly, Pay upon credit
default, 12/20/21 * 40 — (2) 2
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B2*),
Receive 5.00%, Quarterly, Pay upon credit
default, 12/20/23 * 65 3 (2) 5
Citibank, Protection Sold (Relevant Credit:
Royal Caribbean Cruises, B2*), Receive
5.00%, Quarterly, Pay upon credit default,
12/20/23 * 70 3 (3) 6
Goldman Sachs, Protection Sold (Relevant
Credit: United Airlines Holdings, Ba3*),
Receive 5.00%, Quarterly, Pay upon credit
default, 6/20/21 * 70 2 (1) 3
JPMorgan Chase, Protection Sold
(Relevant Credit: American Airlines Group,
Caa1*), Receive 5.00%, Quarterly, Pay
upon credit default, 12/20/21 * 105 (1) (6) 5
Total Bilateral Credit Default Swaps, Protection Sold (14) 21
Total Bilateral Swaps (14) 21
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and
If Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Credit Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 2+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 1,088  ¤  ¤ $ 5,812^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,812.

T. ROWE PRICE Credit Opportunities Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price Credit Opportunities Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Credit Opportunities Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Credit Opportunities Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Credit Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F105-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 56,189 $ — $ 56,189
Bank Loans — 14,308 659 14,967
Common Stocks 1,466 — — 1,466
Convertible Preferred Stocks — 3,036 — 3,036
Short-Term Investments 5,812 — — 5,812
Total Securities 7,278 73,533 659 81,470
Swaps — 8 — 8
Total $ 7,278 $ 73,541 $ 659 $ 81,478
Liabilities
Swaps $ — $ 1 $ — $ 1
1
Includes Convertible Bonds and Corporate Bonds.